Operating expenses by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Selling expenses	R$ 138,722	R$ 227,483	R$ 134,915
Advertising and publicity	138,722	227,483	134,915
Administrative expenses	5,641,233	4,692,698	3,013,598
Personnel expenses	3,943,284	3,427,220	2,138,470
Compensation	1,597,229	1,416,247	846,742
Employee profit-sharing and bonus	1,540,172	1,362,046	807,640
Executives profit-sharing	100,732	143,763	194,419
Benefits	195,763	130,187	75,302
Social charges	487,237	358,878	208,151
Other	22,151	16,099	6,216
Other taxes expenses	71,396	53,603	44,029
Depreciation of property and equipment and right-of-use assets	110,248	68,618	67,422
Amortization of intangible assets	95,629	163,112	75,839
Other administrative expenses	1,420,676	980,145	687,838
Data processing	685,946	450,796	322,659
Technical services	188,986	167,984	101,389
Third parties' services	397,585	249,514	168,019
Rent expenses	14,491	16,498	17,955
Communication	27,076	30,041	29,311
Travel	40,243	13,282	9,923
Legal and judicial	9,873	9,292	6,976
Other	56,476	42,738	31,606
Total	R$ 5,779,955	R$ 4,920,181	R$ 3,148,513